Fair Value of Financial Instruments - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 550	$ 589	$ 6,594	$ 5,377
Transfers out of Level 2 into Level 1 of fair value hierarchy	8,446	7,994	14,437	10,661
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	32	17	343	158
Transfers out of Level 2 into Level 1 of fair value hierarchy	175	489	486	506
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	469	343	4,406	9,222
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,981	6,480	5,074	10,138
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	185	990	3,255	2,721
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 8,357	$ 10,845	$ 12,177	$ 11,999